Restricted cash	12 Months Ended
Dec. 31, 2011
Restricted cash
4.	Restricted cash

The Company’s restricted cash, current consists of the following:

	As of	As of
	December 31,	December 31,
	2011	2010
	$	$

Certificates of deposit (a)	514,336	-
Guaranteed investment certificate (b)	287,500	-

	801,836	-

The Company’s restricted cash, non-current consists of the following

	As of	As of
	December 31,	December 31,
	2011	2010
	$	$

Money market account (c)	189,809	-
Certificates of deposit (c)	3,328,537	3,845,050

	3,518,346	3,845,050

(a)	As a part of a severance agreement, the Company established a Rabbi Trust. This trust is invested in a money market account which will be used to pay the severance obligation in 2012.

(b)	A guaranteed investment certificate is security for the Company’s credit cards. If the credit card account is cancelled, which can be done at any time, the certificate can either be cashed or will no longer be encumbered.

(c)	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against lines of credit and/or promissory notes underlying lines of credit which are used to secure potential costs of reclamation related to those properties.